Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Fair Values Of Derivative Instruments

Fair Values of Derivative Instruments

(¥ in millions)
	Other current assets		Other assets — Other		Other current liabilities		Other Long-term liabilities
At March 31:	2012	2011	2012	2011	2012	2011	2012	2011
Derivatives designated as hedging instruments:
Foreign exchange contracts	¥—	¥3	¥—	¥—	¥—	¥—	¥—	¥—
Interest rate swap contracts	—	—	—	—	299	908	84	332
Cross-currency interest rate swap contracts	90	—	—	—	—	288	—	72

Total derivatives designated as hedging instruments	¥90	¥3	¥—	¥—	¥299	¥1,196	¥84	¥404

Derivatives not designated as hedging instruments:
Foreign exchange contracts	¥342	¥—	¥—	¥—	¥2,155	¥982	¥6	¥—
Cross-currency swap contracts	131	—	66	—	43	—	20	—
Interest rate swap contracts	—	—	—	—	27	110	—	15
Cross-currency interest rate swap contracts	1,809	—	1,112	—	777	1,158	298	1,021

Total derivatives not designated as hedging instruments	¥2,282	¥—	¥1,178	¥—	¥3,002	¥2,250	¥324	¥1,036

Total	¥2,372	¥3	¥1,178	¥—	¥3,301	¥3,446	¥408	¥1,440

Schedule Of Income Effect Of Derivative Instruments In Cash Flow Hedges

Income Effect of Derivative Instruments

(¥ in millions)
	Gain (Loss) Recognized in Other Comprehensive Income and Realized in Net Income, before tax
Derivative instruments in cash flow hedges	Effective Portion Recognized in OCI	Consolidated Statements of Income Line Item	Effective Portion Reclassified from Accumulated OCI to Net Income
For the year ended March 31, 2012:
Foreign exchange contracts	¥—	Revenues	¥3
Interest rate swap contracts	(175)	Interest expense	(963)
Cross-currency interest rate swap contracts	276	Interest expense	(175)
		Foreign exchange gain (loss)-net	364

Total	¥101		¥(771)

For the year ended March 31, 2011:
Foreign exchange contracts	¥2	Revenues	¥13
Interest rate swap contracts	(943)	Interest expense	(2,193)
Cross-currency interest rate swap contracts	279	Interest expense	(142)
		Foreign exchange gain (loss)-net	434

Total	¥(662)		¥(1,888)

For the year ended March 31, 2010:
Foreign exchange contracts	¥356	Revenues	¥203
Interest rate swap contracts	(1,495)	Interest expense	(2,304)
Cross-currency interest rate swap contracts	(171)	Interest expense	(78)

Total	¥(1,310)		¥(2,179)

Schedule Of Derivative Instruments Not Designated As Hedging Instruments

(¥ in millions)
	Gain (Loss) Recognized in Net Income, before tax
Derivative instruments not designated as hedging instruments	Consolidated Statements of Income Line Item	Gain (Loss) Recognized in Net Income
For the year ended March 31, 2012:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥(373)
Cross-currency swap contracts	Foreign exchange gain (loss)—net	55
Interest rate swap contracts	Other—net	(104)
Cross-currency interest rate swap contracts	Other—net	2,644

Total		¥2,222

For the year ended March 31, 2011:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥2,659
Interest rate swap contracts	Other—net	32
Cross-currency interest rate swap contracts	Other—net	344

Total		¥3,035

For the year ended March 31, 2010:
Foreign exchange contracts	Foreign exchange gain (loss)—net	¥1,346
Interest rate swap contracts	Other—net	(175)
Cross-currency interest rate swap contracts	Other—net	(2,525)

Total		¥(1,354)